(Loss) Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

The following table presents a reconciliation of basic and diluted earnings per share:

	For the years ended December, 31
	2019	2018	2017
Numerator:
Net (loss) income	$(61,995,758)	$(3,818,737)	$24,048,184
Denominator:
Weighted average number of common stock outstanding-basic and diluted	22,114,188	22,114,188	20,880,706
(Loss) earnings per share – Basic and diluted:	$(2.80)	$(0.17)	$1.15